Fair value measurement of assets (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurement of assets [Line Items]
Financial assets at fair value through other comprehensive income	₩ 399,495	₩ 0
Available-for-sale financial assets		699,833	₩ 1,014,732
Financial assets at fair value through profit or loss	920,935	111,512
At fair value
Disclosure of fair value measurement of assets [Line Items]
Financial assets at fair value through other comprehensive income	399,495	0
Available-for-sale financial assets	0	661,907
Derivative assets	102,335	32,626
Financial assets at fair value through profit or loss	920,935	111,512
Total	1,422,765	806,045
At fair value | Level 1
Disclosure of fair value measurement of assets [Line Items]
Financial assets at fair value through other comprehensive income	210,056	0
Available-for-sale financial assets	0	274,453
Derivative assets	0	0
Financial assets at fair value through profit or loss	106,600	0
Total	316,656	274,453
At fair value | Level 2
Disclosure of fair value measurement of assets [Line Items]
Financial assets at fair value through other comprehensive income	0	0
Available-for-sale financial assets	0	214,156
Derivative assets	100,490	18,466
Financial assets at fair value through profit or loss	809,283	111,512
Total	909,773	344,134
At fair value | Level 3
Disclosure of fair value measurement of assets [Line Items]
Financial assets at fair value through other comprehensive income	189,439	0
Available-for-sale financial assets	0	173,298
Derivative assets	1,845	14,160
Financial assets at fair value through profit or loss	5,052	0
Total	₩ 196,336	₩ 187,458